Reportable segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Reportable segments

Note 10 - Reportable segments

Segments reflect how the Company’s operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company’s internal management financial reporting is structured. For the years ended December 31, 2024, and 2023, the Company’s reporting segments are based on its significant countries of operation (Nigeria), aggregate of operating segments representing all other countries of operation (Argentina, Brazil, South Africa, Portugal and Peru), plus its corporate and software development operations in the United Kingdom.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 10 - Reportable segments (continued)

The Company develops and manages the global ecommerce platform in the United Kingdom, with its revenue seeking operations in the foreign countries. The Company’s segments reported by country are consistent with its views of regulatory, economic and currency risks for the businesses as well. Statements of operations for the Company’s reporting segments for the years ending December 31, 2024, and 2023 are as follows:

Year Ended December 31, 2024	Nigeria	United Kingdom	Argentina	Other	Total
Revenue	$22,962,513	$-	$18,820,235	$4,716,537	$46,499,285

Operating expenses:
General and administrative	24,268	1,542,840	1,429,648	925,592	3,922,348
Salaries, benefits, contractor costs	532,300	13,056,512	643,458	5,023,985	19,256,255
Marketing and commissions	23,471,054	688,849	22,948,625	5,810,420	52,918,949
Travel	230,141	1,673,044	16,552	10,862	1,930,599
Professional fees	84,017	1,907,955	-	120,074	2,112,047
Product and technology development	-	3,082,969	34,108	9,010	3,126,087
Depreciation and amortization	-	1,881,323	-	-	1,881,323
Total operating expenses	24,341,780	23,833,493	25,072,391	11,899,944	85,147,608
Net loss from operations	(1,379,268)	(23,833,493)	(6,252,156)	(7,183,407)	(38,648,323)

Other expense:
Interest (income)/expense	(2)	3,104,140	15	15,900	3,120,054
Loss on Debt Extinguishment	-	4,377,051	-	-	4,377,051
Loss from change in fair-value of convertible Shareholder loans	-	5,951,087	-	-	5,951,087
Foreign currency loss (gain)	(75)	991,016	(528,443)	7,721	470,219
Net loss before income taxes	(1,379,190)	(38,256,788)	(5,723,728)	(7,207,028)	(52,566,734)
				-
Income tax benefit (expense)	-	1,851,038	-	-	1,851,038
Net loss	$(1,379,190)	$(36,405,749)	$(5,723,728)	$(7,207,028)	$(50,715,696)

Year Ended December 31, 2023	Nigeria	United Kingdom	Argentina	Other	Total
Revenue	$18,728,500	$-	$958,177	$120,789	$19,807,466

Operating expenses:
General and administrative	258,566	333,388	213,714	147,769	953,437
Salaries, benefits, contractor costs	776,082	10,219,772	289,296	3,034,554	14,319,704
Marketing and commissions	22,050,105	798,871	1,629,073	332,554	24,810,603
Travel	247,362	1,087,775	20,436	6,123	1,361,696
Professional fees	19,656	532,017	134,798	123,503	809,974
Product and technology development	-	1,949,707	-	412	1,950,119
Depreciation and amortization	-	1,247,813	-	-	1,247,813
Total operating expenses	23,351,771	16,169,343	2,287,317	3,644,915	45,453,346
Net loss from operations	(4,623,271)	(16,169,343)	(1,329,140)	(3,524,126)	(25,645,880)

Other expense:
Interest (income)/expense	36,909	1,393,746	19,893	1,910	1,452,458
Loss from change in fair-value of convertible Shareholder loans	-	4,646,994	-	-	4,646,994
Foreign currency loss (gain)	(99)	2,511,438	(1,471,698)	3,106	1,042,747
Net loss before income taxes	(4,660,081)	(24,721,521)	122,665	(3,529,142)	(32,788,079)
				-
Income tax benefit (expense)	-	402,184	-	-	402,184
Net loss	$(4,660,081)	$(24,319,337)	$122,665	$(3,529,142)	$(32,385,895)

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 10 - Reportable segments (continued)

The majority of the Company’s revenue for the years ended December 31, 2024, and 2023 relates to sales activity on its ecommerce platform. In 2024 and 2023, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue.

The Company has a significant portion of its operations and net assets outside its home country of the United Kingdom. See the table below for the geographic concentration of the Company’s assets for the years ended December 31, 2024, and 2023.

	2024	2023
United Kingdom
Cash and cash equivalents	$648,453	$365,961
Accounts receivables and other receivables, net	-	95
Income taxes receivable	1,607,754	267,084
Other current assets	2,697,852	107,348
Property and equipment, net	593,358	127,148
Intangible assets, net	6,168,534	4,624,179
Total United Kingdom	11,715,951	5,491,815
Nigeria
Cash and cash equivalents	33,458	646
Accounts receivables and other receivables, net	2,052,086	1,511,042
Other current assets	35,125	-
Total Nigeria	2,120,669	1,511,688
Argentina
Cash and cash equivalents	49,740	61,887
Accounts receivables and other receivables, net	2,975,215	74,685
Other current assets	6,818	1,667
Total Argentina	3,031,773	138,239
Other
Cash and cash equivalents	101,020	158,656
Accounts receivables and other receivables, net	501,525	30,345
Income taxes receivable	50,075	-
Other current assets	39,030	6,728
Total Other	691,650	195,729
Total Assets	$17,560,043	$7,337,471

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023